Segment Information (Summary of Sales and Long-Lived Assets for The Major Countries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net Sales	$ 8,698	$ 8,284	$ 8,762
Long-Lived Assets	3,239	2,820
United States
Segment Reporting Information [Line Items]
Net Sales	1,931	1,918	2,013
Long-Lived Assets	516	497
Mexico
Segment Reporting Information [Line Items]
Net Sales	699	688	693
Long-Lived Assets	388	304
Spain
Segment Reporting Information [Line Items]
Net Sales	649	645	669
Long-Lived Assets	323	203
United Kingdom
Segment Reporting Information [Line Items]
Net Sales	600	559	712
Long-Lived Assets	150	136
Brazil
Segment Reporting Information [Line Items]
Net Sales	652	523	482
Long-Lived Assets	335	358
Other
Segment Reporting Information [Line Items]
Net Sales	4,167	3,951	$ 4,193
Long-Lived Assets	$ 1,527	$ 1,322